Commitments - Summary of Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments [Line Items]
Commitments	¥ 26,053	¥ 14,203
Music Education Equipment
Commitments [Line Items]
Commitments	1,028	8,043
Intangible Assets
Commitments [Line Items]
Commitments	¥ 25,025	¥ 6,160